Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
Borrowings

Note J.
Borrowings

Short-Term Debt

($ in millions)

At December 31:	2012	2011
Commercial paper	$1,800	$2,300
Short-term loans	1,789	1,859
Long-term debt—current maturities	5,593	4,306
Total	$9,181	$8,463

The weighted-average interest rate for commercial paper at December 31, 2012 and 2011 was 0.1 percent, respectively. The weighted-average interest rates for short-term loans was 1.8 percent and 1.2 percent at December 31, 2012 and 2011, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2012	2011
U.S. dollar notes and debentures (average interest rate at December 31, 2012):
2.79%	2013–2014	$7,131	$8,615
1.46%	2015–2016	5,807	2,414
5.29%	2017–2021	7,457	8,600
1.88%	2022	1,000	500
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.875%	2032	600	600
8.00%	2038	83	187
5.60%	2039	745	1,545
4.00%	2042	1,107	—
7.00%	2045	27	27
7.125%	2096	316	322
		25,656	24,192
Other currencies (average interest rate at December 31, 2012, in parentheses):
Euros(3.6%)	2013–2019	2,338	1,037
Japanese yen (0.7%)	2013–2014	878	1,123
Swiss francs (3.8%)	2015–2020	178	173
Canadian (2.2%)	2017	502	—
Other(4.6%)	2013–2017	107	177
		29,660	26,702
Less: net unamortized discount		865	533
Add: fair value adjustment*		886	994
		29,680	27,161
Less: current maturities		5,593	4,306
Total		$24,088	$22,857

*               The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

(in millions)

	2012		2011
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$24,049	3.43%	$18,547	4.38%
Floating-rate debt*	5,631	1.91%	8,614	1.54%
Total	$29,680		$27,161

*               Includes $4,252 million in 2012 and $5,898 million in 2011 of notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 92 to 98.)

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2012, are as follows:

($ in millions)

Total
2013	$5,561
2014	3,791
2015	2,677
2016	3,058
2017	4,531
2018 and beyond	10,042
Total	$29,660

Debt Exchange

In the second quarter of 2012, the company completed an exchange of approximately $6 million of principal of its 7.125 percent debentures due 2096, $104 million of principal of its 8.00 percent notes due in 2038 and $800 million of principal of its 5.600 percent senior notes due in 2039 for approximately $1,107 million of 4.00 percent senior notes due in 2042 and cash of approximately $121 million. The exchange was completed to retire high coupon debt in the current favorable interest rate environment.

The debt exchange was accounted for as a non-revolving debt modification in accordance with accounting guidance, and therefore it did not result in any gain or loss recorded in the Consolidated Statement of Earnings. Cash payments will be amortized over the life of the new debt. Administrative fees with third parties in relation to the exchange were expensed as incurred.

Interest on Debt

($ in millions)

For the year ended December 31:	2012	2011	2010
Cost of financing	$545	$553	$555
Interest expense	470	402	365
Net investment derivative activity	(11)	9	3
Interest capitalized	18	9	5
Total interest paid and accrued	$1,022	$973	$928

Refer to the related discussion on page 136 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 92 to 98 for a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2011, the company renewed its five-year, $10 billion Credit Agreement (the “Credit Agreement”), which expires on November 10, 2016. In 2012, the company extended the term of the global credit facility by one year to November 10, 2017. The total expense recorded by the company related to this facility was $5.3 million in 2012, $5.0 million in 2011 and $6.2 million in 2010. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $2.0 billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote. As of December 31, 2012, there were no borrowings by the company, or its subsidiaries, under the Credit Agreement.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.